INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (29)	$ (213)	$ (27)
Foreign exchange	318	35	(32)
Deferred tax liability related to property, plant and equipment revaluations	6,082	5,145	4,293
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,856	5,405	3,633
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	1,140	885	835
Recognized in net income (loss)	23	273	23
Recognized in equity	8	(52)	11
Business combination	(28)	30	7
Foreign exchange	6	4	9
Balance, end of year	1,149	1,140	885
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,450)	(5,574)	(5,060)
Recognized in net income (loss)	6	(60)	4
Recognized in equity	(1,068)	(865)	(491)
Business combination	33	18	14
Foreign exchange	312	31	(41)
Balance, end of year	(7,167)	(6,450)	(5,574)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,310)	(4,689)	(4,225)
Recognized in net income (loss)	29	213	27
Recognized in equity	(1,060)	(917)	(480)
Business combination	5	48	21
Foreign exchange	318	35	(32)
Balance, end of year	$ (6,018)	$ (5,310)	$ (4,689)